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ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares					Fair Value
	COMMON STOCKS — 3.2%
	RESIDENTIAL REIT - 1.0%
90,000	Invitation Homes, Inc.				$ 2,501,100

	SPECIALTY FINANCE - 2.2%
100,000	Federal Home Loan Mortgage Corporation(a)				1,014,000
400,000	Federal National Mortgage Association(a)				4,292,000
					5,306,000

	TOTAL COMMON STOCKS (Cost $7,799,907)				7,807,100

	EXCHANGE-TRADED FUND — 1.0%
	FIXED INCOME - 1.0%
26,000	iShares MBS ETF (Cost $2,438,985)				2,475,720

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 97.5%
663,869	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(b),(c)		0.0001	04/25/34	481,238
288,870	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M4(d)	TSFR1M + 1.434%	0.0001	01/25/35	307,634
4,600,362	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2 M7(d)	TSFR1M + 1.959%	0.0001	04/25/35	2,993,535
5,102,812	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP4 M1(d)	TSFR1M + 0.549%	0.9790	08/25/36	4,745,775
39,154	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(c)		4.6090	07/25/35	37,827
942,873	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(d)	TSFR1M + 0.594%	4.3260	02/25/47	860,980
3,481,786	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(d)	TSFR1M + 0.494%	4.3450	03/25/46	3,083,531
1,033,413	Ameriquest Mort Sec Inc Ass Bk Pas Through Certs Ser Series 2002-2 M4(d)	TSFR1M + 3.414%	1.3210	08/25/32	936,593
1,323,484	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(d)	TSFR1M + 2.289%	0.0001	01/25/36	2,095,319
2,788	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(d)	TSFR1M + 1.464%	0.0001	11/25/29	2,395
2,244,757	Banc of America Mortgage 2004-K Trust Series 2004-K B1(c)		5.2460	12/25/34	1,905,068
8,793	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(c)		6.5000	01/25/34	8,595
159,092	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(c)		0.0001	10/25/34	124,021
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(d)	TSFR1M + 0.414%	2.0420	07/25/36	34,145,734
8,937,768	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(d)	TSFR1M + 0.414%	0.0001	10/25/36	5,873,868
14,553,779	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(d)	TSFR1M + 0.374%	0.6590	12/25/36	11,514,149
45,576	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(d)	TSFR1M + 2.439%	5.5760	03/25/34	922
10,137,182	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(b),(d)	TSFR1M + 1.864%	5.1940	10/25/37	9,711,438
25,755,125	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(b),(d)	TSFR1M + 1.864%	5.3650	10/25/37	25,476,629
4,549,046	Citigroup Mortgage Loan Trust 2006-WMC1 Series 2006-WMC1 M2(d)	TSFR1M + 0.729%	4.2820	12/25/35	3,494,706

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 97.5% (Continued)
11,045,058	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(d)	TSFR1M + 0.519%	0.9050	12/25/36	$ 10,880,955
522,463	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(d)	TSFR1M + 2.049%	0.0001	02/25/35	449,331
2,350,121	Countrywide Asset-Backed Certificates Series 2007-2 M1(d)	TSFR1M + 0.334%	3.4010	08/25/37	2,259,720
1,234,365	Credit Suisse First Boston Mortgage Securities Series 2001-HE22 M1(d)	TSFR1M + 1.614%	0.0001	02/25/32	1,928,686
3,703,807	Credit-Based Asset Servicing and Securitization, Series 2007-SP2 M7(b),(e)		0.0001	03/25/46	1,342,253
1,120,106	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		3.0850	10/25/28	1,131,687
1,188,267	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(d)	TSFR1M + 0.939%	0.5560	05/25/30	1,034,903
675,683	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(c)		1.5130	03/15/28	619,017
1,560,938	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		2.8600	08/15/30	1,332,326
5,675,350	EMC Mortgage Loan Trust 2005-B Series 2005-B M2(b),(d)	TSFR1M + 2.364%	5.5570	04/25/42	5,766,022
1,569,266	First Franklin Mortgage Loan Trust 2006-FF7 Series 2006-FF7 M1(d)	TSFR1M + 0.489%	0.0001	05/25/36	1,422,467
8,825,702	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(d)	TSFR1M + 0.489%	0.0001	06/25/36	7,362,556
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(d)	TSFR1M + 1.989%	0.0001	11/25/34	1,339,835
6,126	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(d)	TSFR1M + 0.614%	4.3460	09/25/35	6,136
820,209	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(b),(d)	TSFR1M + 5.364%	1.9320	09/25/42	778,851
1,126,194	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A2B(d)	TSFR1M + 0.614%	3.2230	01/19/38	1,756,125
17,664	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(c)		1.4670	10/25/34	16,719
1,015,992	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(d)	TSFR1M + 1.149%	4.9690	09/25/35	1,394,708
193,573	MAFI II Remic Trust 1998-A Series 1998-AX B2		2.8390	02/20/27	236,679
201,767	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(c)		0.0001	10/25/32	2
4,864,694	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(d)	TSFR1M + 0.414%	2.3660	05/25/37	4,051,203
11,909	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 2A(d)	TSFR12M + 2.340%	5.8450	12/25/32	11,937
37,311	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2A2(d)	TSFR6M + 1.928%	5.6300	02/25/33	36,496
31,626	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2005-A B2(d)	TSFR1M + 1.119%	0.0001	03/25/30	3,423
2,380,192	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(c)		1.8810	02/25/36	1,792,347
3,325,003	Mill City Mortgage Loan Trust 2018-3 Series 3 B6(b),(c)		0.0001	08/25/58	1,646,579
3,522,491	Mill City Mortgage Loan Trust 2018-3 Series 3 B5(b),(c)		0.5670	08/25/58	2,071,482
5,973,936	Mill City Mortgage Loan Trust 2018-4 Series 4 B6(b),(c)		0.0001	04/25/66	3,551,117
323,630	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M6(d)	TSFR1M + 1.764%	3.6520	01/25/35	478,015
4,994,381	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(d)	TSFR1M + 0.374%	0.0001	05/25/37	6,724,772
25,182	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(c)		5.5040	09/25/34	24,896
7,309,028	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(d)	TSFR1M + 0.584%	4.3210	04/25/37	7,970,493
15,977	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		7.0000	04/25/33	16,141
3,381	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		6.0000	05/25/33	3,445
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1 Series 2003-1 M2(d)	TSFR1M + 3.114%	0.0001	05/25/33	2,825,209
16,078,513	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(d)	TSFR1M + 0.414%	0.0001	03/25/37	14,959,507

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 97.5% (Continued)
3,969,527	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(d)	TSFR1M + 2.739%	0.0001	02/25/35	$ 2,716,808
8,339,596	PHH Alternative Mortgage Trust Series 2007-1 Series 1 1A3(d)	TSFR1M + 0.594%	4.3260	02/25/37	815,005
2,737,218	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(b),(d)	TSFR1M + 1.364%	5.0960	02/25/37	2,378,753
11,273,875	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(d)	TSFR1M + 2.364%	5.3380	09/25/47	7,526,837
2,204,022	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(d)	TSFR1M + 0.584%	4.6590	01/25/36	1,610,872
289,632	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(e)		3.5060	08/25/33	236,858
4,687,865	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(e)		5.9050	05/25/35	387,737
4,814,717	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(e)		5.6010	08/25/35	959,246
88,069	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(d)	TSFR1M + 4.614%	3.9910	10/25/33	84,455
4,793,155	Saxon Asset Securities Trust 2007-3 Series 2007-3 1M2(d)	TSFR1M + 1.014%	0.3630	09/25/47	5,738,148
41,361,422	Seasoned Credit Risk Transfer Trust Series 2018-3 Series 3 BX(c)		1.1880	08/25/57	11,994,898
5,839,424	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(c)		0.0001	11/20/34	58
199,460	Soundview Home Loan Trust 2005-A Series 2005-A M6(d)	TSFR1M + 1.464%	0.0001	04/25/35	206,585
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(d)	TSFR1M + 1.164%	1.5600	06/25/35	4,202,098
1,785,637	Structured Adjustable Rate Mortgage Loan Trust Series 7 4A1(c)		4.5800	08/25/36	419,870
2,357,140	Structured Asset Investment Loan Trust 2005-HE3 Series 2005-HE3 M3(d)	TSFR1M + 0.909%	0.0001	09/25/35	1,770,643
76,377	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(c)		3.8190	10/19/34	66,755
554,956	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(d)	TSFR1M + 0.939%	3.7850	02/19/33	479,139
2,323,000	Towd Point Mortgage Trust 2018-5 Series 5 B4(b),(c)		3.4820	07/25/58	1,454,867
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(b),(d)	TSFR1M + 5.364%	3.6010	03/25/37	698,476
267,562	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 B2(c)		0.0001	10/25/33	198,844
89,760	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 2B1(d)	COF 11 + 1.250%	3.9170	11/25/42	85,685
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $172,429,427)				239,058,634

	TOTAL INVESTMENTS - 101.7% (Cost $182,668,319)				$ 249,341,454
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%				(4,188,236)
	NET ASSETS - 100.0%				$ 245,153,218

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
COF 11	- Cost of Funds for the 11th District of San Francisco
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month
TSFR12M	- Term Secured Overnight Financing Rate (SOFR) 12 month
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is $55,357,705 or 22.6% of net assets.
(c)	Variable rate security; the rate shown represents the rate on December 31, 2025.
(d)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2025.